Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash equivalents [abstract]
Cash on hand
Cash at bank	8,056	60,902
Total	$ 8,056	$ 60,902	$ 91,492	$ 42,758